Financial Result (Details) - EUR (€) € in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Financial Result
Finance income	€ 6,810		€ 80	€ 518
thereof: fair value changes	6,757		58	516
Finance expenses	13,094	€ 3,577	49,741	5,736
thereof: interest portion of lease payments			450	341
thereof: fair value changes	9,391	55	(15,222)
thereof: interest on convertible loans			(33,960)	(5,350)
Financial result	€ (6,284)	€ (3,577)	€ (49,661)	€ (5,218)